Basis of preparation (Tables)	3 Months Ended
Nov. 30, 2022
Schedule of material subsidiaries

The Company’s material subsidiaries as of November 30, 2022, are as follows:

Name of Subsidiary	Country of Incorporation	Ownership Percentage	Functional Currency
Frankly Inc.	Canada	100%	Canadian Dollar
Stream Hatchet S.L.	Spain	100%	Euro
SideQik, Inc.	USA	100%	US Dollar